Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 990,055	$ 961,218
2025	726,394	990,055
2026		726,394
Total lease payments	2,122,508	2,677,667
Less imputed interest	(227,880)	(333,076)
Total lease liabilities	$ 1,894,628	$ 2,344,591